Share-Based Compensation (Option Pricing Assumption (Details)	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected volatility	53.90%
Expected dividends	0.00%
Expected term (in years)	7 years
Risk free rate	1.90%